Variable Interest Entities - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	Jun. 30, 2018 USD ($)
ICBCL Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2018	$ 8,620
2019	17,100
2020	17,147
2021	17,100
2022	17,100
After 2023	29,984
ICBCL Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2018	8,620
2019	17,100
2020	17,147
2021	17,100
2022	17,100
After 2023	32,795
ICBCL Agreement | Golar Snow
Variable Interest Entity [Line Items]
2018	8,620
2019	17,100
2020	17,147
2021	17,100
2022	17,100
After 2023	32,795
ICBCL Agreement | Golar Ice
Variable Interest Entity [Line Items]
2018	8,620
2019	17,100
2020	17,147
2021	17,100
2022	17,100
After 2023	35,700
CMBL Agreement | Golar Tundra
Variable Interest Entity [Line Items]
2018	11,445
2019	21,910
2020	20,833
2021	19,739
2022	18,695
After 2023	47,532
CCBFL Agreement | Golar Seal
Variable Interest Entity [Line Items]
2018	7,513
2019	15,193
2020	15,151
2021	15,151
2022	15,151
After 2023	45,495
COSCO Shipping Agreement | Golar Crystal
Variable Interest Entity [Line Items]
2018	6,083
2019	11,934
2020	11,726
2021	11,477
2022	11,271
After 2023	45,529
CSSC | Hilli
Variable Interest Entity [Line Items]
2018	64,568
2019	126,118
2020	121,036
2021	116,143
2022	111,279
After 2023	$ 505,666